Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 153	$ 68
Cash and cash equivalents	(25,018)	(7,238)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	106,034	97,564
Current interest-bearing loans and borrowings	6,484	5,410
Interest-bearing loans and borrowings	112,518	102,974
Bank overdrafts	153	68
Cash and cash equivalents	(25,018)	(7,238)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(142)	(146)
Debt securities (included within Investment securities)	(123)	(117)
Net debt	$ 87,388	$ 95,542